Organization and Description of Business (Tables)	6 Months Ended
Jun. 30, 2025
Organization and Description of Business [Abstract]
Schedule of Financial Statements

As of June 30, 2025, the unaudited condensed consolidated financial statements of the Company reflected the principal activities of the entities listed below. All inter-company balances and transactions have been eliminated upon consolidation.

Name of the Entity	Place of Incorporation	Ownership Percentage
ReTo Eco-Solutions, Inc.	British Virgin Islands	Parent
New REIT International Co., Limited (“New REIT”)	Hong Kong, China	100%
Sunoro Holdings Limited (“Sunoro Holdings”)	Hong Kong, China	100%
Beijing ReTo Hengda Technology Co., Ltd. (“Reto Hengda”)*	Beijing, China	100%
Beijing REIT Equipment Technology Co., Ltd. (“REIT Equipment”)	Beijing, China	100%
Honghe ReTo Ecological Technology Co., Ltd. (“Honghe ReTo”)	Yunnan, China	100%
Beijing ReTo Hengye Technology Co., Ltd. (“ReTo Hengye”)**	Beijing, China	100%
MeinMalzeBier Holdings Limited (“MMB”)	Hong Kong, China	51% controlled by ReTo
MeinMalzeBier Global Limited (“MMB HK”)	Hong Kong, China	100% controlled by MMB
Shenzhen Dirong Century Big Data Technology Co., Ltd. (“Dirong”)	Shenzhen China	100% controlled by MMB HK
Shenzhen Melody Catering Management Co., Ltd. (“Melody”)	Shenzhen, China	100% controlled by MMB HK

*	On April 8, 2025, Sunoro Hengda (Beijing) Technology Co., Ltd. was renamed to “Beijing ReTo Hengda Technology Co., Ltd.”

**	On April 10, 2025, Sunoro Bochuang (Beijing) Technology Co., Ltd. was renamed to “Beijing ReTo Hengye Technology Co., Ltd.”